Quarterly Holdings Report
for
Fidelity® Stock Selector Small Cap Fund
July 31, 2023
SCS-NPRT3-0923
1.804877.119
Common Stocks - 96.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.5%
Entertainment - 0.3%
Vivid Seats, Inc. Class A (a)	787,167	6,557
Interactive Media & Services - 0.2%
Ziff Davis, Inc. (a)	89,900	6,520
Media - 0.9%
Nexstar Broadcasting Group, Inc. Class A	65,200	12,174
TechTarget, Inc. (a)	92,298	2,998
Thryv Holdings, Inc. (a)	275,800	6,536
		21,708
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	196,900	2,967
TOTAL COMMUNICATION SERVICES		37,752
CONSUMER DISCRETIONARY - 11.4%
Automobile Components - 2.2%
Adient PLC (a)	315,200	13,415
Fox Factory Holding Corp. (a)	155,067	17,352
LCI Industries (b)	99,500	13,559
Patrick Industries, Inc.	124,500	10,775
		55,101
Diversified Consumer Services - 0.3%
Laureate Education, Inc. Class A	699,800	8,971
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc. (a)	316,500	12,432
Churchill Downs, Inc.	101,800	11,794
Everi Holdings, Inc. (a)	355,200	5,271
Hilton Grand Vacations, Inc. (a)	176,000	8,184
		37,681
Household Durables - 2.0%
Green Brick Partners, Inc. (a)	170,506	9,637
M.D.C. Holdings, Inc.	172,704	8,856
Skyline Champion Corp. (a)	294,000	20,480
Tempur Sealy International, Inc.	250,500	11,180
		50,153
Leisure Products - 0.5%
Acushnet Holdings Corp. (b)	131,600	7,847
Clarus Corp.	591,061	5,260
		13,107
Specialty Retail - 3.1%
Academy Sports & Outdoors, Inc.	579,300	34,636
Dick's Sporting Goods, Inc.	93,800	13,226
Murphy U.S.A., Inc.	79,250	24,332
Upbound Group, Inc.	172,900	5,988
		78,182
Textiles, Apparel & Luxury Goods - 1.8%
Crocs, Inc. (a)	176,900	19,167
Deckers Outdoor Corp. (a)	25,100	13,647
Kontoor Brands, Inc.	308,000	13,047
		45,861
TOTAL CONSUMER DISCRETIONARY		289,056
CONSUMER STAPLES - 3.5%
Beverages - 0.5%
Primo Water Corp.	823,400	11,668
Consumer Staples Distribution & Retail - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	176,200	11,684
Performance Food Group Co. (a)	231,900	13,858
Sprouts Farmers Market LLC (a)	218,100	8,560
		34,102
Food Products - 1.3%
Flowers Foods, Inc.	192,200	4,749
Nomad Foods Ltd. (a)	1,055,677	18,770
The Simply Good Foods Co. (a)	225,300	8,721
		32,240
Personal Care Products - 0.4%
BellRing Brands, Inc. (a)	275,700	9,911
TOTAL CONSUMER STAPLES		87,921
ENERGY - 7.0%
Energy Equipment & Services - 3.5%
Championx Corp.	867,800	30,894
Liberty Oilfield Services, Inc. Class A	1,249,478	20,579
TechnipFMC PLC	1,281,600	23,505
Valaris Ltd. (a)	163,500	12,557
		87,535
Oil, Gas & Consumable Fuels - 3.5%
Antero Resources Corp. (a)	682,988	18,270
Denbury, Inc. (a)	226,709	19,930
HF Sinclair Corp.	125,200	6,522
Magnolia Oil & Gas Corp. Class A	523,600	11,598
Northern Oil & Gas, Inc.	848,022	33,387
		89,707
TOTAL ENERGY		177,242
FINANCIALS - 13.4%
Banks - 7.0%
ConnectOne Bancorp, Inc.	253,424	5,188
East West Bancorp, Inc.	132,600	8,249
First Bancorp, Puerto Rico	1,680,800	24,960
First Interstate Bancsystem, Inc.	201,800	5,798
Glacier Bancorp, Inc. (b)	227,700	7,446
Independent Bank Group, Inc.	255,700	11,473
Metropolitan Bank Holding Corp. (a)	119,034	5,391
Pathward Financial, Inc.	259,900	13,504
Pinnacle Financial Partners, Inc.	157,300	11,939
Preferred Bank, Los Angeles	11,078	732
Synovus Financial Corp.	771,800	26,164
Trico Bancshares	367,826	13,749
United Community Bank, Inc.	748,200	21,750
Webster Financial Corp.	208,664	9,874
Western Alliance Bancorp. (b)	218,100	11,330
		177,547
Capital Markets - 2.4%
Houlihan Lokey	224,682	22,434
Lazard Ltd. Class A	405,100	14,219
LPL Financial	23,600	5,413
TMX Group Ltd.	893,300	19,849
		61,915
Consumer Finance - 0.5%
FirstCash Holdings, Inc.	143,700	13,692
Financial Services - 1.1%
Essent Group Ltd.	373,200	18,511
Walker & Dunlop, Inc.	99,500	9,053
		27,564
Insurance - 2.4%
First American Financial Corp.	189,100	11,985
Genworth Financial, Inc. Class A (a)	1,590,800	9,322
Primerica, Inc.	109,300	23,248
Selective Insurance Group, Inc.	145,770	15,042
		59,597
TOTAL FINANCIALS		340,315
HEALTH CARE - 15.1%
Biotechnology - 6.9%
Acelyrin, Inc.	308,200	7,656
Acelyrin, Inc.	89,619	2,004
Acelyrin, Inc. rights (a)(c)	10,889	231
Allogene Therapeutics, Inc. (a)	711,005	3,527
ALX Oncology Holdings, Inc. (a)	149,800	915
Arcellx, Inc. (a)	198,900	6,812
Arcutis Biotherapeutics, Inc. (a)(b)	440,089	4,801
Argenx SE ADR (a)	21,631	10,912
Arrowhead Pharmaceuticals, Inc. (a)	233,700	8,067
Ascendis Pharma A/S sponsored ADR (a)	32,406	2,921
Astria Therapeutics, Inc. (a)	377,699	3,384
Blueprint Medicines Corp. (a)	154,600	10,204
Celldex Therapeutics, Inc. (a)	142,100	5,025
Cerevel Therapeutics Holdings (a)	190,200	5,818
Cytokinetics, Inc. (a)	289,855	9,667
Dianthus Therapeutics, Inc. (c)(d)	193,100	861
Icosavax, Inc. (a)	612,920	5,412
Janux Therapeutics, Inc. (a)(b)	355,133	4,972
Karuna Therapeutics, Inc. (a)	19,161	3,828
Keros Therapeutics, Inc. (a)	179,500	7,517
Moonlake Immunotherapeutics (a)(b)	127,900	7,778
Morphic Holding, Inc. (a)	129,238	7,332
PepGen, Inc. (a)	339,363	2,033
Prothena Corp. PLC (a)	32,269	2,222
PTC Therapeutics, Inc. (a)	179,807	7,253
Scholar Rock Holding Corp. warrants 12/31/25 (a)(e)	7,350	17
Tango Therapeutics, Inc. (a)	719,824	2,433
Tyra Biosciences, Inc. (a)(b)	393,843	5,837
Vaxcyte, Inc. (a)	160,271	7,703
Verve Therapeutics, Inc. (a)(b)	277,830	5,693
Viking Therapeutics, Inc. (a)	327,200	4,744
Xenon Pharmaceuticals, Inc. (a)	231,471	8,546
Zentalis Pharmaceuticals, Inc. (a)	331,005	8,841
		174,966
Health Care Equipment & Supplies - 2.9%
CONMED Corp. (b)	58,500	7,081
Envista Holdings Corp. (a)	175,803	6,049
Haemonetics Corp. (a)	166,764	15,382
Inspire Medical Systems, Inc. (a)	23,928	6,887
Integer Holdings Corp. (a)	131,700	12,180
Shockwave Medical, Inc. (a)	28,200	7,349
TransMedics Group, Inc. (a)	196,007	18,264
		73,192
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	155,751	12,309
agilon health, Inc. (a)	489,901	9,382
Molina Healthcare, Inc. (a)	26,949	8,206
Privia Health Group, Inc. (a)	282,700	7,893
R1 RCM, Inc. (a)	487,056	8,416
Surgery Partners, Inc. (a)	282,054	10,896
Tenet Healthcare Corp. (a)	115,760	8,651
		65,753
Health Care Technology - 0.5%
Evolent Health, Inc. (a)	432,581	13,146
Life Sciences Tools & Services - 0.3%
10X Genomics, Inc. (a)	49,073	3,091
Olink Holding AB ADR (a)	218,673	4,155
		7,246
Pharmaceuticals - 1.9%
Axsome Therapeutics, Inc. (a)(b)	107,352	8,424
Edgewise Therapeutics, Inc. (a)	644,445	4,698
Enliven Therapeutics, Inc. (a)(b)	194,708	3,688
Ikena Oncology, Inc. (a)	296,600	1,527
Intra-Cellular Therapies, Inc. (a)	166,331	10,286
Terns Pharmaceuticals, Inc. (a)	454,600	3,282
Ventyx Biosciences, Inc. (a)	283,160	10,491
Verona Pharma PLC ADR (a)	247,591	5,469
		47,865
TOTAL HEALTH CARE		382,168
INDUSTRIALS - 18.9%
Aerospace & Defense - 0.3%
V2X, Inc. (a)	134,200	6,906
Building Products - 2.2%
Builders FirstSource, Inc. (a)	125,637	18,146
Masonite International Corp. (a)	84,800	8,866
Simpson Manufacturing Co. Ltd.	177,210	27,999
		55,011
Commercial Services & Supplies - 0.8%
Casella Waste Systems, Inc. Class A (a)	116,100	9,368
The Brink's Co.	132,000	9,631
		18,999
Construction & Engineering - 4.2%
Comfort Systems U.S.A., Inc.	99,976	17,393
Construction Partners, Inc. Class A (a)	261,700	7,694
Dycom Industries, Inc. (a)	87,600	8,723
EMCOR Group, Inc.	146,740	31,555
Granite Construction, Inc. (b)	441,700	18,079
IES Holdings, Inc. (a)	290,115	16,629
Sterling Construction Co., Inc. (a)	115,700	6,941
		107,014
Electrical Equipment - 1.8%
Atkore, Inc. (a)	202,070	32,062
Fluence Energy, Inc. (a)(b)	123,300	3,605
Thermon Group Holdings, Inc. (a)	393,955	10,877
		46,544
Machinery - 4.1%
Federal Signal Corp.	398,100	24,320
ITT, Inc.	66,720	6,645
Kadant, Inc.	41,700	9,293
SPX Technologies, Inc. (a)	372,300	31,500
Terex Corp.	383,800	22,502
Timken Co.	106,700	9,908
		104,168
Professional Services - 3.4%
ASGN, Inc. (a)	110,000	8,395
CACI International, Inc. Class A (a)	24,600	8,621
CRA International, Inc.	77,200	7,727
ExlService Holdings, Inc. (a)	147,133	20,738
FTI Consulting, Inc. (a)	25,100	4,397
KBR, Inc.	166,300	10,226
NV5 Global, Inc. (a)	97,400	10,670
WNS Holdings Ltd. sponsored ADR (a)	224,550	15,519
		86,293
Trading Companies & Distributors - 2.1%
Beacon Roofing Supply, Inc. (a)	144,900	12,414
Finning International, Inc.	216,000	7,440
GMS, Inc. (a)	123,700	9,115
Rush Enterprises, Inc. Class A	383,688	24,817
		53,786
TOTAL INDUSTRIALS		478,721
INFORMATION TECHNOLOGY - 13.5%
Communications Equipment - 0.4%
Extreme Networks, Inc. (a)	398,700	10,601
Electronic Equipment, Instruments & Components - 4.6%
Advanced Energy Industries, Inc.	255,600	31,996
Fabrinet (a)	202,140	24,993
Insight Enterprises, Inc. (a)	178,985	26,255
Napco Security Technologies, Inc.	138,300	5,183
Sanmina Corp. (a)	145,100	8,918
TD SYNNEX Corp.	186,600	18,419
		115,764
IT Services - 1.1%
Endava PLC ADR (a)	223,800	11,741
Fastly, Inc. Class A (a)	394,400	7,245
Perficient, Inc. (a)	145,745	9,297
		28,283
Semiconductors & Semiconductor Equipment - 3.3%
Allegro MicroSystems LLC (a)	115,400	5,956
Axcelis Technologies, Inc. (a)	135,800	27,225
Diodes, Inc. (a)	80,600	7,616
MACOM Technology Solutions Holdings, Inc. (a)	266,700	18,648
Onto Innovation, Inc. (a)	132,750	16,503
Synaptics, Inc. (a)	87,600	7,911
		83,859
Software - 3.8%
Five9, Inc. (a)	59,800	5,247
Intapp, Inc. (a)	151,848	6,235
Manhattan Associates, Inc. (a)	53,000	10,103
PROS Holdings, Inc. (a)	504,700	19,179
Qualys, Inc. (a)	36,300	5,038
Rapid7, Inc. (a)	90,300	4,146
SPS Commerce, Inc. (a)	123,700	22,314
Tenable Holdings, Inc. (a)	498,800	24,272
		96,534
Technology Hardware, Storage & Peripherals - 0.3%
Avid Technology, Inc. (a)	258,169	6,155
TOTAL INFORMATION TECHNOLOGY		341,196
MATERIALS - 6.4%
Chemicals - 1.1%
Element Solutions, Inc.	675,400	14,156
The Chemours Co. LLC	224,800	8,313
Tronox Holdings PLC	416,100	5,530
		27,999
Construction Materials - 1.0%
Eagle Materials, Inc.	132,800	24,484
Containers & Packaging - 0.5%
O-I Glass, Inc. (a)	573,400	13,165
Metals & Mining - 3.2%
Commercial Metals Co.	637,500	36,480
Constellium NV (a)	1,270,600	24,256
Lundin Mining Corp.	1,354,800	12,113
Warrior Metropolitan Coal, Inc.	167,890	7,429
		80,278
Paper & Forest Products - 0.6%
Louisiana-Pacific Corp.	118,900	9,052
Sylvamo Corp. (b)	153,000	7,508
		16,560
TOTAL MATERIALS		162,486
REAL ESTATE - 4.1%
Equity Real Estate Investment Trusts (REITs) - 3.2%
EastGroup Properties, Inc.	58,800	10,418
Elme Communities (SBI)	752,400	12,227
Equity Commonwealth	331,704	6,498
Essential Properties Realty Trust, Inc.	905,300	22,225
Lamar Advertising Co. Class A	128,000	12,634
LXP Industrial Trust (REIT)	978,500	9,853
Terreno Realty Corp.	113,110	6,712
		80,567
Real Estate Management & Development - 0.9%
Colliers International Group, Inc.	52,500	5,315
Jones Lang LaSalle, Inc. (a)	74,200	12,358
Marcus & Millichap, Inc.	138,997	5,098
		22,771
TOTAL REAL ESTATE		103,338
UTILITIES - 2.0%
Electric Utilities - 0.2%
IDACORP, Inc.	56,500	5,809
Gas Utilities - 1.8%
Brookfield Infrastructure Corp. A Shares	668,300	31,223
ONE Gas, Inc. (b)	162,400	12,851
		44,074
TOTAL UTILITIES		49,883
TOTAL COMMON STOCKS (Cost $1,863,919)		2,450,078

Convertible Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Dianthus Therapeutics, Inc. Series A (a)(c)(e)	422,467	1,884
Health Care Providers & Services - 0.1%
Boundless Bio, Inc. Series C (c)(e)	2,229,367	1,561
Pharmaceuticals - 0.0%
Aristea Therapeutics, Inc. Series B (a)(c)(e)	186,831	1,029
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,427)		4,474

Money Market Funds - 5.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.32% (f)	77,974,033	77,990
Fidelity Securities Lending Cash Central Fund 5.32% (f)(g)	67,304,921	67,312
TOTAL MONEY MARKET FUNDS (Cost $145,301)		145,302

TOTAL INVESTMENT IN SECURITIES - 102.7% (Cost $2,013,647)	2,599,854
NET OTHER ASSETS (LIABILITIES) - (2.7)% (h)	(69,057)
NET ASSETS - 100.0%	2,530,797

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	143	Sep 2023	14,397	846	846

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,491,000 or 0.2% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $1,494,200 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Aristea Therapeutics, Inc. Series B	10/06/20 - 7/27/21	1,030

Boundless Bio, Inc. Series C	4/05/23	1,561

Dianthus Therapeutics, Inc. Series A	4/06/22	1,836

Scholar Rock Holding Corp. warrants 12/31/25	6/17/22	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	34,195	816,142	772,347	1,548	-	-	77,990	0.2%
Fidelity Securities Lending Cash Central Fund 5.32%	57,129	605,510	595,327	184	-	-	67,312	0.2%
Total	91,324	1,421,652	1,367,674	1,732	-	-	145,302

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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